Royalty Purchase and Sale Agreement (Details) - Cara Therapeutics, Inc. $ in Thousands			1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended
	Apr. 15, 2025 USD ($)	Nov. 01, 2023 agreement	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 17, 2024 USD ($)
Royalty Purchase And Sale Agreement [Line Items]
Net proceeds from the royalty purchase and sale agreement										$ 36,474
Issuance costs related to royalty purchase and sale agreement										1,000
HCR Agreement [Member]
Royalty Purchase And Sale Agreement [Line Items]
Maximum consideration for royalties sold or agreed to sell								$ 40,000
Net proceeds after transaction costs and advisory fees				$ 16,915
Original upfront payment amount				$ 17,500
Net proceeds after advisory fees			$ 19,770
Original Milestone payment amount			$ 20,000
Additional Issuance costs								211		211
Net proceeds from the royalty purchase and sale agreement					$ 36,474			36,474		36,474
Additional milestone payment earned									$ 2,500
Milestone payment received						$ 2,500
Issuance costs related to royalty purchase and sale agreement								$ 1,025		1,025
Payments						$ 1,494	$ 685		$ 3,604	$ 0
HCR Agreement [Member] | If the 2029 Threshold is achieved on or prior to December 31, 2029
Royalty Purchase And Sale Agreement [Line Items]
Threshold number of times of aggregate payments made by HCR, considered for termination of agreement | agreement		2						2
HCR Agreement [Member] | If the 2029 Threshold is not achieved on or prior to December 31, 2029
Royalty Purchase And Sale Agreement [Line Items]
Threshold number of times of aggregate payments made by HCR, considered for termination of agreement | agreement		2.8						2.8
Vifor Fresenius Medical Care Renal Pharma Ltd agreement
Royalty Purchase And Sale Agreement [Line Items]
Certain assets, rights and liabilities sold											$ 900
Asset purchase agreement | CSL Vifor | Subsequent Event
Royalty Purchase And Sale Agreement [Line Items]
Certain assets, rights and liabilities sold	$ 900
Compensation paid for incremental future expenses	$ 3,000